Exhibit 99.1
SERVICER’S CERTIFICATE
AMERICAN HONDA FINANCE CORPORATION
MONTHLY SERVICER REPORT — Honda Auto Receivables 2010-3 Owner Trust
Collection Period: January 1, 2011 through January 31, 2011
Determination Date: 02/16/2011
Payment Date: 02/22/2011

I. ORIGINAL DEAL PARAMETER INPUTS
(A) Total Portfolio Balance	$1,599,989,157.75
(B) Total Securities Balance	$1,599,989,157.75
(C) Class A-1 Notes
(i) Class A-1 Notes Balance	$418,000,000.00
(ii) Class A-1 Notes Percentage	26.13%
(iii) Class A-1 Notes Rate	0.31004%
(iv) Class A-1 Notes Accrual Basis	Actual/360
(D) Class A-2 Notes
(i) Class A-2 Notes Balance	$399,000,000.00
(ii) Class A-2 Notes Percentage	24.94%
(iii) Class A-2 Notes Rate	0.530%
(iv) Class A-2 Notes Accrual Basis	30/360
(E) Class A-3 Notes
(i) Class A-3 Notes Balance	$479,000,000.00
(ii) Class A-3 Notes Percentage	29.94%
(iii) Class A-3 Notes Rate	0.700%
(iv) Class A-3 Notes Accrual Basis	30/360
(F) Class A-4 Notes
(i) Class A-4 Notes Balance	$263,989,000.00
(ii) Class A-4 Notes Percentage	16.50%
(iii) Class A-4 Notes Rate	0.940%
(iv) Class A-4 Notes Accrual Basis	30/360
(G) Certificates
(i) Certificates Balance	$40,000,157.75
(ii) Certificates Percentage	2.50%
(iii) Certificates Rate	0.00%
(iv) Certificates Accrual Basis	30/360

(H) Servicing Fee Rate	1.00%
(I) Portfolio Summary
(i) Weighted Average Coupon (WAC)	4.84%
(ii) Weighted Average Original Maturity (WAOM)	58.64	months
(iii) Weighted Average Remaining Maturity (WAM)	46.13	months
(iv) Number of Receivables	95,387
(J) Reserve Account
(i) Reserve Account Initial Deposit Percentage	0.25%
(ii) Reserve Account Initial Deposit	$3,999,972.89
(iii) Specified Reserve Account Percentage	0.25%
(v) Specified Reserve Account Balance	$3,999,972.89
(K) Yield Supplement Account Deposit	$5,020,114.99

II. INPUTS FROM PREVIOUS MONTHLY SERVICER REPORTS
(A) Total Portfolio Balance	$1,447,434,627.32
(B) Total Securities Balance	$1,447,434,627.32
(C) Cumulative Note and Certificate Pool Factor	0.9046528
(D) Class A-1 Notes
(i) Class A-1 Notes Balance	$265,445,469.57
(ii) Class A-1 Notes Pool Factor	0.6350370
(iii) Class A-1 Notes Interest Carryover Shortfall	$0.00
(iv) Class A-1 Notes Principal Carryover Shortfall	$0.00
(E) Class A-2 Notes
(i) Class A-2 Notes Balance	$399,000,000.00
(ii) Class A-2 Notes Pool Factor	1.0000000
(iii) Class A-2 Notes Interest Carryover Shortfall	$0.00
(iv) Class A-2 Notes Principal Carryover Shortfall	$0.00
(F) Class A-3 Notes
(i) Class A-3 Notes Balance	$479,000,000.00
(ii) Class A-3 Notes Pool Factor	1.0000000
(iii) Class A-3 Notes Interest Carryover Shortfall	$0.00
(iv) Class A-3 Notes Principal Carryover Shortfall	$0.00
(G) Class A-4 Notes
(i) Class A-4 Notes Balance	$263,989,000.00
(ii) Class A-4 Notes Pool Factor	1.0000000
(iii) Class A-4 Notes Interest Carryover Shortfall	$0.00
(iv) Class A-4 Notes Principal Carryover Shortfall	$0.00
(H) Certificates
(i) Certificates Balance	$40,000,157.75
(ii) Certificates Pool Factor	1.0000000
(iii) Certificates Interest Carryover Shortfall	$0.00
(iv) Certificates Principal Carryover Shortfall	$0.00
(I) Servicing Fee
(i) Servicing Fee Shortfall	$0.00

SERVICER’S CERTIFICATE
AMERICAN HONDA FINANCE CORPORATION
MONTHLY SERVICER REPORT — Honda Auto Receivables 2010-3 Owner Trust
Collection Period: January 1, 2011 through January 31, 2011
Determination Date: 02/16/2011
Payment Date: 02/22/2011

(J) End of Prior Month Account Balances
(i) Reserve Account			$3,999,972.89
(ii) Yield Supplement Account			$4,179,015.53
(iii) Advances Outstanding			$436,040.83
(K) Portfolio Summary as of End of Prior Month
(i) Weighted Average Coupon (WAC)			4.85%
(ii) Weighted Average Remaining Maturity (WAM)		43.33	months
(iii) Number of Receivables			92,363
(L) Note and Certificate Percentages
(i) Note Percentage			100.00%
(ii) Certificate Percentage			0.00%

III. MONTHLY INPUTS FROM THE MAINFRAME
(A) Simple Interest Receivables Principal
(i) Principal Collections			$34,993,915.95
(ii) Prepayments in Full			$14,924,475.12
(iii) Repurchased Receivables Related to Principal			$0.00
(B) Simple Interest Receivables Interest
(i) Simple Interest Collections			$5,946,438.38
(ii) Repurchased Receivables Related to Interest			$0.00
(C) Interest Advance for simple Interest — Net *			$(34,507.90)
(D) Portfolio Summary as of End of Month
(i) Weighted Average Coupon (WAC)			4.86%
(ii) Weighted Average Remaining Maturity (WAM)		42.46	months
(iii) Remaining Number of Receivables			91,232

* Advances are reimbursed:

(i) from subsequent payments, liquidation proceeds and servicer repurchase payments in respect of the related obligor, and

(ii)    to the extent amounts in clause (i) are insufficient, generally from interest (with respect to interest advances) and principal (with respect to principal advances) amounts available on each payment date

IV. INPUTS DERIVED FROM OTHER SOURCES
(A) Collection Account Investment Income			$0.00
(B) Reserve Account Investment Income			$565.28
(C) Yield Supplement Account Investment Income			$613.19
(D) Trust Fees Expense			$5,000.00
(E) Aggregate Net Losses for Collection Period			$315,901.93
(F) Liquidated Receivables Information
(i) Gross Principal Balance on Liquidated Receivables			649,643.53
(ii) Liquidation Proceeds			331,085.69
(iii) Recoveries from Prior Month Charge Offs			2,655.91
(G) Days in Accrual Period			32
(H) Deal age			4

MONTHLY COLLECTIONS

V. INTEREST COLLECTIONS
(A) Total Interest Collections			$5,911,930.48

VI. PRINCIPAL COLLECTIONS
(A) Principal Payments Received			$49,918,391.07
(B) Liquidation Proceeds			331,085.69
(C) Repurchased Loan Proceeds Related to Principal			0.00
(D) Recoveries from Prior Month Charge Offs			2,655.91

(E) Total Principal Collections			$50,252,132.67

VII. TOTAL INTEREST AND PRINCIPAL COLLECTIONS			$56,164,063.15

VIII. YIELD SUPPLEMENT DEPOSIT			$247,630.84

IX. TOTAL AVAILABLE AMOUNT			$56,411,693.99

MONTHLY DISTRIBUTIONS

X. FEE DISTRIBUTIONS
(A) Servicing Fee			$1,206,195.52
(i) Servicing Fee Due			$1,206,195.52
(ii) Servicing Fee Paid	($0.75 per $1,000 original principal amount)		1,206,195.52

(iii) Servicing Fee Shortfall			$0.00
(B) Reserve Account Investment Income			$565.28
(C) Yield Supplement Account Investment Income			$0.00
(D) Trust Fees Expense			$5,000.00

SERVICER’S CERTIFICATE
AMERICAN HONDA FINANCE CORPORATION
MONTHLY SERVICER REPORT — Honda Auto Receivables 2010-3 Owner Trust
Collection Period: January 1, 2011 through January 31, 2011
Determination Date: 02/16/2011
Payment Date: 02/22/2011

XI. DISTRIBUTIONS TO NOTEHOLDERS
(A) Interest
(i) Class A-1 Notes
(a) Class A-1 Notes Interest Due	$73,154.41
(b) Class A-1 Notes Interest Paid	73,154.41

(c) Class A-1 Notes Interest Shortfall	$0.00
(ii) Class A-2 Notes
(a) Class A-2 Notes Interest Due	$176,225.00
(b) Class A-2 Notes Interest Paid	176,225.00

(c) Class A-2 Notes Interest Shortfall	$0.00
(iii) Class A-3 Notes
(a) Class A-3 Notes Interest Due	$279,416.67
(b) Class A-3 Notes Interest Paid	279,416.67

(c) Class A-3 Notes Interest Shortfall	$0.00
(iv) Class A-4 Notes
(a) Class A-4 Notes Interest Due	$206,791.38
(b) Class A-4 Notes Interest Paid	206,791.38

(c) Class A-4 Notes Interest Shortfall	$0.00
(v) Total Note Interest
(a) Total Note Interest Due	$735,587.46
(b) Total Note Interest Paid	735,587.46

(c) Total Note Interest Shortfall	$0.00
(d) Reserve Account Withdrawal for Note Interest	$0.00
Amount available for distributions after Fees & Interest	$54,464,911.01
(B) Principal
(i) Noteholders’ Principal Distribution Amounts	$50,568,034.60
(ii) Class A-1 Notes Principal
(a) Class A-1 Notes Principal Due	$50,568,034.60
(b) Class A-1 Notes Principal Paid	50,568,034.60

(c) Class A-1 Notes Principal Shortfall	$0.00
(d) Reserve Account Withdrawal	$0.00
(iii) Class A-2 Notes Principal
(a) Class A-2 Notes Principal Due	$0.00
(b) Class A-2 Notes Principal Paid	0.00

(c) Class A-2 Notes Principal Shortfall	$0.00
(d) Reserve Account Withdrawal	$0.00
(iv) Class A-3 Notes Principal
(a) Class A-3 Notes Principal Due	$0.00
(b) Class A-3 Notes Principal Paid	0.00

(c) Class A-3 Notes Principal Shortfall	$0.00
(d) Reserve Account Withdrawal	$0.00
(v) Class A-4 Notes Principal
(a) Class A-4 Notes Principal Due	$0.00
(b) Class A-4 Notes Principal Paid	0.00

(c) Class A-4 Notes Principal Shortfall	$0.00
(d) Reserve Account Withdrawal	$0.00
(vi) Total Notes Principal
(a) Total Notes Principal Due	$50,568,034.60
(b) Total Notes Principal Paid	50,568,034.60

(c) Total Notes Principal Shortfall	$0.00
(d) Reserve Account Withdrawal	$0.00

Amount available for distributions to the Certificates and Reserve Fund	$3,896,876.41

XII. DISTRIBUTIONS TO CERTIFICATEHOLDERS
(A) Interest
(i) Certificates Monthly Interest Due	$0.00
(ii) Certificate Interest Shortfall Beginning Balance	$0.00

(iii) Total Certificates Interest Due	$0.00
(iv) Certificate Monthly Interest Paid	0.00

(v) Certificate Interest Shortfall Ending Balance	$0.00
(B) Principal
(i) Certificates Monthly Principal Due	$0.00
(ii) Certificate Principal Shortfall Beginning Balance	$0.00

(iii) Total Certificates Principal Due	$0.00
(iv) Certificate Monthly Principal Paid	0.00

(v) Certificate Principal Shortfall Ending Balance	$0.00

XIII. RESERVE FUND DEPOSIT
Amount available for deposit into reserve account	$3,896,876.41
Amount Deposited into Reserve Account	0.00
Excess Amount Released from Reserve Account	0.00

Excess Funds Released to Seller	3,896,876.41

SERVICER’S CERTIFICATE
AMERICAN HONDA FINANCE CORPORATION
MONTHLY SERVICER REPORT — Honda Auto Receivables 2010-3 Owner Trust
Collection Period: January 1, 2011 through January 31, 2011
Determination Date: 02/16/2011
Payment Date: 02/22/2011
DISTRIBUTIONS SUMMARY

(A) Total Collections			$56,411,693.99
(B) Service Fee			$1,206,195.52
(C) Trustee Fees			$5,000.00
(D) Class A1 Amount			$50,641,189.01
(E) Class A2 Amount			$176,225.00
(F) Class A3 Amount			$279,416.67
(G) Class A4 Amount			$206,791.38
(H) Certificateholders			$0.00
(I) Amount Deposited into Reserve Account			$0.00
(J) Release to seller			$3,896,876.41
(K) Total amount distributed			$56,411,693.99
(L) Amount of Draw from Reserve Account			$0.00
(M) Excess Amount Released from Reserve Account			$0.00

DISTRIBUTION TO SECURITYHOLDERS

Note Interest Distribution Amount			735,587.46
Class A-1 Notes:	($0.18 per $1,000 original principal amount)
Class A-2 Notes:	($0.44 per $1,000 original principal amount)
Class A-3 Notes:	($0.58 per $1,000 original principal amount)
Class A-4 Notes:	($0.78 per $1,000 original principal amount)

Note Principal Distribution Amount			50,568,034.60
Class A-1 Notes:	($120.98 per $1,000 original principal amount)
Class A-2 Notes:	($0.00 per $1,000 original principal amount)
Class A-3 Notes:	($0.00 per $1,000 original principal amount)
Class A-4 Notes:	($0.00 per $1,000 original principal amount)

Note Interest Carryover Shortfall			0.00
Change from immediately preceding Payment Date			0.00
Class A-1 Notes:	($0.00 per $1,000 original principal amount)
Class A-2 Notes:	($0.00 per $1,000 original principal amount)
Class A-3 Notes:	($0.00 per $1,000 original principal amount)
Class A-4 Notes:	($0.00 per $1,000 original principal amount)

Note Principal Carryover Shortfall			0.00
Change from immediately preceding Payment Date			0.00
Class A-1 Notes:	($0.00 per $1,000 original principal amount)
Class A-2 Notes:	($0.00 per $1,000 original principal amount)
Class A-3 Notes:	($0.00 per $1,000 original principal amount)
Class A-4 Notes:	($0.00 per $1,000 original principal amount)

Certificate Interest Distribution Amount			0.00
	($0.00 per $1,000 original principal amount)

Certificate Principal Distribution Amount			0.00
	($0.00 per $1,000 original principal amount)

Certificate Interest Carryover Shortfall			0.00
Change from immediately preceding Payment Date			0.00
	($0.00 per $1,000 original principal amount)
Certificate Principal Carryover Shortfall			0.00
Change from immediately preceding Payment Date			0.00
	($0.00 per $1,000 original principal amount)

PORTFOLIO AND SECURITY SUMMARY

	Beginning		End
	of Period		of Period

XIV. POOL BALANCES AND PORTFOLIO INFORMATION
(A) Balances and Principal Factors
(i) Aggregate Balance of Notes	$1,407,434,469.57		$1,356,866,434.97
(ii) Note Pool Factor	0.9022079		0.8697923
(iii) Class A-1 Notes Balance	265,445,469.57		214,877,434.97
(iv) Class A-1 Notes Pool Factor	0.6350370		0.5140608
(v) Class A-2 Notes Balance	399,000,000.00		399,000,000.00
(vi) Class A-2 Notes Pool Factor	1.0000000		1.0000000
(vii) Class A-3 Notes Balance	479,000,000.00		479,000,000.00
(viii) Class A-3 Notes Pool Factor	1.0000000		1.0000000
(ix) Class A-4 Notes Balance	263,989,000.00		263,989,000.00
(x) Class A-4 Notes Pool Factor	1.0000000		1.0000000
(xi) Certificates Balance	40,000,157.75		40,000,157.75
(xii) Certificates Pool Factor	1.0000000		1.0000000
(xiii) Total Principal Balance of Notes and Certificates	1,447,434,627.32		1,396,866,592.72
(B) Portfolio Information
(i) Weighted Average Coupon (WAC)		4.85%	4.86%
(ii) Weighted Average Remaining Maturity (WAM)	43.33	months	42.46	months
(iii) Remaining Number of Receivables	92,363		91,232
(iv) Portfolio Receivable Balance	$1,447,434,627.32		$1,396,866,592.72
(C) Outstanding Advance Amount	$436,040.83		$401,532.93

SERVICER’S CERTIFICATE
AMERICAN HONDA FINANCE CORPORATION
MONTHLY SERVICER REPORT — Honda Auto Receivables 2010-3 Owner Trust
Collection Period: January 1, 2011 through January 31, 2011
Determination Date: 02/16/2011
Payment Date: 02/22/2011
SUMMARY OF ACCOUNTS

XV. RECONCILIATION OF RESERVE ACCOUNT
(A) Beginning Reserve Account Balance					$3,999,972.89
(B) Draws					0.00
(i) Draw for Servicing Fee					0.00
(ii) Draw for Interest					0.00
(iii) Draw for Realized Losses					0.00
(C) Excess Interest Deposited into the Reserve Account					0.00
(E) Reserve Account Balance Prior to Release					3,999,972.89
(F) Reserve Account Required Amount					3,999,972.89
(G) Final Reserve Account Required Amount					3,999,972.89
(H) Excess Reserve Account Amount					0.00
(I) Release of Reserve Account Balance to Seller					0.00

(J) Ending Reserve Account Balance					3,999,972.89

XVI. RECONCILIATION OF YIELD SUPPLEMENT ACCOUNT
(A) Beginning Yield Supplement Account Balance					4,179,015.53
(B) Investment Earnings					613.19
(C) Investment Earnings Withdraw					0.00
(D) Additional Yield Supplement Amounts					0.00
(E) Yield Supplement Deposit Amount					247,630.84
(F) Release of Yield Supplement Account Balance to Seller					0.00

(G) Ending Yield Supplement Account Balance					3,931,997.88

XVII. NET LOSS AND DELINQUENCY ACCOUNT ACTIVITY
(A) Liquidated Contracts
(i) Liquidation Proceeds					$331,085.69
(ii) Recoveries on Previously Liquidated Contracts					2,655.91
(B) Aggregate Net Losses for Collection Period					315,901.93
(C) Net Loss Rate for Collection Period (annualized)					0.27%
(D) Cumulative Net Losses for all Periods					393,312.12

	# Units		Dollar Amount
(E) Delinquent Receivables
(i) 31-60 Days Delinquent	1,391	1.52%	$22,790,116.59	1.63%
(ii) 61-90 Days Delinquent	194	0.21%	$3,371,287.83	0.24%
(ii) 91 Days or More Delinquent	29	0.03%	$574,370.66	0.04%

	# Units		Dollar Amount
XVIII. REPOSSESSION ACTIVITY
(A) Vehicles Repossessed During Collection Period	45	0.05%	$874,576.39	0.06%
(B) Total Accumulated Repossessed Vehicles in Inventory	58	0.06%	$1,095,271.79	0.08%

XIX. NET LOSS AND DELINQUENCY RATIOS
(A) Ratio of Net Losses to the Pool Balance as of Each Collection Period
(i) Second Preceding Collection Period					0.03%
(ii) Preceding Collection Period					0.03%
(iii) Current Collection Period					0.27%
(iv) Three Month Average (Avg(i,ii,iii))					0.11%
(B) Ratio of Balance of Contracts Delinquent 61 Days or More to the Outstanding Balance of Receivables
(i) Second Preceding Collection Period					0.07%
(ii) Preceding Collection Period					0.19%
(iii) Current Collection Period					0.31%
(iv) Three Month Average (Avg(i,ii,iii))					0.19%
I hereby certify that the servicing report provided is true and accurate to the best of my knowledge.

/s/ Paul Honda
Mr. Paul Honda
Vice President-Finance & Administration, Assistant Secretary and Compliance Officer